Virtus Alternative Solutions Trust

Supplement dated June 30, 2017 to the Statutory Prospectus dated April 10, 2017, as supplemented

Virtus Equity Trust

Supplement dated June 30, 2017 to the Statutory Prospectus dated April 10, 2017, as supplemented

Virtus Opportunities Trust

Supplement dated June 30, 2017 to the Statutory Prospectus dated April 10, 2017, as supplemented

Virtus Retirement Trust

Supplement dated June 30, 2017 to the Statutory Prospectus dated April 10, 2017, as supplemented

Important Notice

Effective July 3, 2017, the following disclosure is hereby added to Appendix A in the section “Merrill Lynch” after the fourth bullet under “Front-end Sales Load Waivers on Class A Shares Available at Merrill Lynch:”

•	Shares of funds purchased through the Merrill Edge Self-Directed platform.

Investors should retain this supplement for future reference.

VF/AppA-ML (6/2017)